UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                    11/13/02
----------------------       ---------------------                 --------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $92,734
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8

                            TITLE OF                      VALUE    SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP       (X$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS SOLE    SHARED NONE
--------------              -----             -----       -------  -------- ---  ----   ----------  --------  ----   ------ ----

AMN HEALTHCARE SERVICES IN  COMMON STOCK      001744101   3145     170000   SHR         SOLE                 170000  0      0
AMERICAN STANDARD COMPANIE  COMMON STOCK      029712106   4263      67000   SHR         SOLE                  67000  0      0
BEST BUY COMPANY  INC       COMMON STOCK      086516101   2231     100000   SHR         SOLE                 100000  0      0
BERKSHIRE HATHAWAY INC DEL  COMMON STOCK      084670207   4474       1815   SHR         SOLE                   1815  0      0
DEAN FOODS CO               COMMON STOCK      242370104   2041      51300   SHR         SOLE                  51300  0      0
QUEST DIAGNOSTICS INC       COMMON STOCK      74834L100   7199     117000   SHR         SOLE                 117000  0      0
EVERGREEN RES INC           COMMON STOCK      299900308   2201      53700   SHR         SOLE                  53700  0      0
GILLETTE CO                 COMMON STOCK      375766102   5002     169000   SHR         SOLE                 169000  0      0
GENERAL DYNAMICS CORP       COMMON STOCK      369550108   4880      60000   SHR         SOLE                  60000  0      0
GLOBALSANTAFE CORP          COMMON STOCK      G3930E101   3241     145000   SHR         SOLE                 145000  0      0
GENESEE & WYOMING INC-CL A  COMMON STOCK      371559105   3184     143100   SHR         SOLE                 143100  0      0
IGEN INC                    COMMON STOCK      449536101   1763      60000   SHR         SOLE                  60000  0      0
INTERGRAPH CORP             COMMON STOCK      458683109   6836     400000   SHR         SOLE                 400000  0      0
INVITROGEN CORP             COMMON STOCK      46185R100   2215      65000   SHR         SOLE                  65000  0      0
JO-ANN STORES INC           COMMON STOCK      47758P208   1951      84100   SHR         SOLE                  84100  0      0
LEGGETT & PLATT INC         COMMON STOCK      524660107   3958     200000   SHR         SOLE                 200000  0      0
MANPOWER INC-WIS            COMMON STOCK      56418H100   3814     130000   SHR         SOLE                 130000  0      0
MUELLER INDUSTRIES INC      COMMON STOCK      624756102   2240      86500   SHR         SOLE                  86500  0      0
NATIONAL-OILWELL INC        COMMON STOCK      637071101   1550      80000   SHR         SOLE                  80000  0      0
PARTNERRE LTD               COMMON STOCK      G6852T105   2264      47000   SHR         SOLE                  47000  0      0
RENAISSANCERE HOLDINGS      COMMON STOCK      G7496G103   2267      60000   SHR         SOLE                  60000  0      0
TIFFANY & CO-NEW            COMMON STOCK      886547108   1179      55000   SHR         SOLE                  55000  0      0
GRUPO TMM S A DE CV         COMMON STOCK      40051D105   2239     366500   SHR         SOLE                 366500  0      0
THERMO ELECTRON CORP        COMMON STOCK      883556102   4691     290800   SHR         SOLE                 290800  0      0
UNITED TECHNOLOGIES CORP    COMMON STOCK      913017109   3954      70000   SHR         SOLE                  70000  0      0
VARIAN MEDICAL SYSTEM INC   COMMON STOCK      92220P105    430      10000   SHR         SOLE                  10000  0      0
VARIAN INC                  COMMON STOCK      922206107   2935     106300   SHR         SOLE                 106300  0      0
VIACOM INC-CL B             COMMON STOCK      925524308   3244      80000   SHR         SOLE                  80000  0      0
WEATHERFORD INTERNATIONAL   COMMON STOCK      G9508910    3343      90000   SHR         SOLE                  90000  0      0


03105.0001 #363407